Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000098199_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000098199_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000098199_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,059
C000098199_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000098199_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,819
C000098199_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,842
C000098199_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,886
C000098199_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000098199_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,492
C000098199_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,091
C000098199_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000098199_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000019680_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000019680_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,059
C000019680_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000019680_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,819
C000019680_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,842
C000019680_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,886
C000019680_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000019680_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,492
C000019680_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,091
C000019680_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000019680_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000205040_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000205040_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,807
C000205040_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,829
C000205040_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,872
C000205040_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,737
C000205040_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,480
C000205040_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,079
C000205040_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,522
C000205040_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,871
C000087890_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000087890_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087890_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,059
C000087890_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000087890_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,819
C000087890_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,842
C000087890_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,886
C000087890_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000087890_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,492
C000087890_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,091
C000087890_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000087890_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000087891_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000087891_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,059
C000087891_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000087891_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,819
C000087891_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,842
C000087891_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,886
C000087891_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000087891_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,492
C000087891_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,091
C000087891_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000087891_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000087889_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000087889_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,059
C000087889_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000087889_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,819
C000087889_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,842
C000087889_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,886
C000087889_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000087889_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,492
C000087889_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,091
C000087889_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000087889_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000087887_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000087887_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087887_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,059
C000087887_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,002
C000087887_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,819
C000087887_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,842
C000087887_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,886
C000087887_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,749
C000087887_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,492
C000087887_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,091
C000087887_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000087887_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,884
C000019698_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019698_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019698_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019698_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019698_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019698_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019698_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019698_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019698_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019698_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019698_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000064272_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000064272_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000064272_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000064272_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000064272_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000064272_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000064272_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000064272_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000064272_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000064272_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000064272_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000254546_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254546_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254546_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254546_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,008
C000254547_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254547_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254547_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254547_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,008
C000254548_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254548_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254548_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,008
C000254545_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254545_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254545_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,008
C000254544_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000254544_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,876
C000254544_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,008
C000019687_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Small Cap Value Fund
C000019687_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019687_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,499
C000019687_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,749
C000019687_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,165
C000019687_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,597
C000019687_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,189
C000019687_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,965
C000019687_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,302
C000019687_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,454
C000019687_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,923
C000019687_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,893
C000019687_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Value Index
C000019687_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019687_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,921
C000019687_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,635
C000019687_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,583
C000019687_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,581
C000019687_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,321
C000019687_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,496
C000019687_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,146
C000019687_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,835
C000019687_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,989
C000019687_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,686
C000019687_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019687_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019687_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019687_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019687_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019687_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019687_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019687_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019687_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019687_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019687_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019687_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000205041_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205041_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205041_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,625
C000205041_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,399
C000205041_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,426
C000205041_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,266
C000205041_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,351
C000205041_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,878
C000205041_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,475
C000205041_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,842
C000205041_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Value Index
C000205041_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205041_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,404
C000205041_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,908
C000205041_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,946
C000205041_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,329
C000205041_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,815
C000205041_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,824
C000205041_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,192
C000205041_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,944
C000205041_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000205041_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205041_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,325
C000205041_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,453
C000205041_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,888
C000205041_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,720
C000205041_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,582
C000205041_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,077
C000205041_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,226
C000205041_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,778
C000019691_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000019691_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000019691_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,035
C000019691_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,181
C000019691_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,562
C000019691_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,025
C000019691_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,105
C000019691_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,808
C000019691_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,976
C000019691_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,807
C000019691_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,200
C000019691_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,394
C000019691_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Value Index
C000019691_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019691_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,921
C000019691_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,635
C000019691_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,583
C000019691_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,581
C000019691_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,321
C000019691_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,496
C000019691_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,146
C000019691_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,835
C000019691_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,989
C000019691_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,686
C000019691_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019691_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019691_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019691_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019691_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019691_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019691_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019691_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019691_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019691_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019691_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019691_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000019692_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000019692_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019692_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,496
C000019692_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,752
C000019692_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,162
C000019692_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,603
C000019692_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,189
C000019692_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,967
C000019692_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,304
C000019692_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,455
C000019692_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,915
C000019692_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,866
C000019692_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Value Index
C000019692_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019692_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,921
C000019692_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,635
C000019692_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,583
C000019692_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,581
C000019692_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,321
C000019692_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,496
C000019692_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,146
C000019692_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,835
C000019692_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,989
C000019692_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,686
C000019692_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019692_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019692_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019692_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019692_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019692_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019692_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019692_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019692_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019692_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019692_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019692_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000019690_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000019690_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019690_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,379
C000019690_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,498
C000019690_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,794
C000019690_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,174
C000019690_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,279
C000019690_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,887
C000019690_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,964
C000019690_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,685
C000019690_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,142
C000019690_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,383
C000019690_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Value Index
C000019690_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019690_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,921
C000019690_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,635
C000019690_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,583
C000019690_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,581
C000019690_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,321
C000019690_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,496
C000019690_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,146
C000019690_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,835
C000019690_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,989
C000019690_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,686
C000019690_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019690_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019690_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019690_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019690_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019690_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019690_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019690_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019690_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019690_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019690_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019690_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000019688_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000019688_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000019688_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,802
C000019688_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,952
C000019688_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,372
C000019688_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,884
C000019688_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,909
C000019688_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,655
C000019688_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,850
C000019688_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,711
C000019688_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,167
C000019688_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,417
C000019688_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Value Index
C000019688_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019688_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,921
C000019688_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,635
C000019688_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,583
C000019688_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,581
C000019688_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,321
C000019688_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,496
C000019688_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,146
C000019688_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,835
C000019688_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,989
C000019688_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,686
C000019688_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019688_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019688_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019688_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019688_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019688_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019688_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019688_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019688_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019688_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019688_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019688_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000182861_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Growth K6 Fund
C000182861_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182861_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,420
C000182861_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,413
C000182861_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,237
C000182861_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,624
C000182861_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,617
C000182861_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,024
C000182861_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,887
C000182861_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,259
C000182861_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,045
C000182861_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000182861_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182861_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,355
C000182861_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,727
C000182861_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,572
C000182861_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,326
C000182861_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,790
C000182861_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,435
C000182861_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,106
C000182861_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,168
C000182861_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,740
C000182861_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000182861_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182861_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,263
C000182861_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,945
C000182861_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,787
C000182861_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,185
C000182861_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,678
C000182861_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,231
C000182861_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,538
C000182861_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,866
C000182861_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,766
C000019681_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Small Cap Growth Fund
C000019681_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019681_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,122
C000019681_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,615
C000019681_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,578
C000019681_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,024
C000019681_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,063
C000019681_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,742
C000019681_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,799
C000019681_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,640
C000019681_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,460
C000019681_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,905
C000019681_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Growth Index
C000019681_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019681_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,776
C000019681_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,474
C000019681_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,298
C000019681_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,156
C000019681_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,370
C000019681_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,416
C000019681_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,318
C000019681_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,662
C000019681_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,313
C000019681_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,371
C000019681_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019681_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019681_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019681_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019681_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019681_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019681_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019681_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019681_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019681_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019681_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019681_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000177524_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
C000177524_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177524_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,178
C000177524_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,422
C000177524_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,329
C000177524_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,688
C000177524_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,156
C000177524_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,246
C000177524_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,183
C000177524_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,711
C000177524_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,494
C000177524_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
C000177524_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177524_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,915
C000177524_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,415
C000177524_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,252
C000177524_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,047
C000177524_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,807
C000177524_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,216
C000177524_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,978
C000177524_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,150
C000177524_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,754
C000177524_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000177524_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177524_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,891
C000177524_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,676
C000177524_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,570
C000177524_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,053
C000177524_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,883
C000177524_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,347
C000177524_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,795
C000177524_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000177524_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,526
C000019685_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000019685_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000019685_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,635
C000019685_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,911
C000019685_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,746
C000019685_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,027
C000019685_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,489
C000019685_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,383
C000019685_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,195
C000019685_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,554
C000019685_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,177
C000019685_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,668
C000019685_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Growth Index
C000019685_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019685_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,776
C000019685_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,474
C000019685_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,298
C000019685_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,156
C000019685_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,370
C000019685_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,416
C000019685_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,318
C000019685_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,662
C000019685_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,313
C000019685_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,371
C000019685_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019685_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019685_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019685_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019685_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019685_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019685_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019685_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019685_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019685_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019685_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019685_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000019686_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000019686_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019686_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,128
C000019686_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,618
C000019686_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,583
C000019686_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,025
C000019686_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,058
C000019686_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,737
C000019686_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,785
C000019686_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,616
C000019686_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,422
C000019686_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,837
C000019686_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Growth Index
C000019686_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019686_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,776
C000019686_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,474
C000019686_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,298
C000019686_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,156
C000019686_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,370
C000019686_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,416
C000019686_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,318
C000019686_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,662
C000019686_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,313
C000019686_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,371
C000019686_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019686_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019686_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019686_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019686_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019686_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019686_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019686_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019686_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019686_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019686_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019686_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000019684_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000019684_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019684_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,995
C000019684_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,294
C000019684_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,069
C000019684_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,294
C000019684_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,742
C000019684_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,487
C000019684_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,198
C000019684_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,436
C000019684_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,120
C000019684_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,681
C000019684_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Growth Index
C000019684_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019684_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,776
C000019684_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,474
C000019684_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,298
C000019684_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,156
C000019684_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,370
C000019684_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,416
C000019684_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,318
C000019684_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,662
C000019684_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,313
C000019684_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,371
C000019684_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019684_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019684_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019684_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019684_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019684_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019684_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019684_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019684_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019684_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019684_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019684_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000019682_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000019682_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000019682_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,394
C000019682_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,638
C000019682_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,499
C000019682_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,800
C000019682_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,227
C000019682_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,231
C000019682_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,078
C000019682_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,478
C000019682_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,163
C000019682_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,739
C000019682_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Growth Index
C000019682_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019682_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,776
C000019682_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,474
C000019682_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,298
C000019682_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,156
C000019682_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,370
C000019682_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,416
C000019682_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,318
C000019682_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,662
C000019682_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,313
C000019682_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,371
C000019682_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019682_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019682_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000019682_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000019682_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000019682_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000019682_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000019682_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000019682_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000019682_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000019682_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000019682_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000042507_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Small Cap Opportunities Fund
C000042507_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000042507_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,448
C000042507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,715
C000042507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,242
C000042507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,331
C000042507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,857
C000042507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,092
C000042507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,481
C000042507_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,577
C000042507_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,841
C000042507_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Index
C000042507_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000042507_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000042507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000042507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000042507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000042507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,705
C000042507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000042507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000042507_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,481
C000042507_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,483
C000042507_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000042507_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000042507_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000042507_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000042507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,470
C000042507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,052
C000042507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,268
C000042507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,631
C000042507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000042507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000042507_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,551
C000042507_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,932
C000098199_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Real Estate Income Fund
C000098199_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000098199_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,565
C000098199_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,947
C000098199_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,031
C000098199_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,348
C000098199_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,127
C000098199_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,593
C000098199_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,576
C000098199_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,818
C000098199_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,093
C000098199_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,942
C000098199_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Series Real Estate Income Composite Index℠
C000098199_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000098199_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,250
C000098199_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,352
C000098199_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,353
C000098199_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000098199_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,002
C000098199_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,828
C000098199_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,375
C000098199_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,312
C000098199_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,049
C000098199_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,574
C000098199_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE® BofA® US High Yield Constrained Index
C000098199_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000098199_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,124
C000098199_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,401
C000098199_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,192
C000098199_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,557
C000098199_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000098199_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,831
C000098199_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,365
C000098199_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,841
C000098199_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,110
C000098199_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,918
C000131779_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Blue Chip Growth Fund
C000131779_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131779_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,450
C000131779_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,754
C000131779_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,620
C000131779_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,493
C000131779_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	35,999
C000131779_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,895
C000131779_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	35,383
C000131779_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	46,368
C000131779_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	57,747
C000131779_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	71,181
C000131779_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Growth Index
C000131779_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131779_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,805
C000131779_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,502
C000131779_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,071
C000131779_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,867
C000131779_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,520
C000131779_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,118
C000131779_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,466
C000131779_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	37,403
C000131779_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,285
C000131779_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	50,001
C000131779_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Index
C000131779_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131779_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,595
C000131779_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,472
C000131779_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,550
C000131779_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,301
C000131779_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,490
C000131779_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,945
C000131779_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,657
C000131779_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,743
C000131779_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,497
C000131779_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,841
C000019680_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Real Estate Income Fund
C000019680_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,560
C000019680_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,813
C000019680_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,946
C000019680_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,159
C000019680_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,158
C000019680_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,513
C000019680_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,185
C000019680_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,477
C000019680_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,375
C000019680_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,556
C000019680_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Real Estate Income Composite Index℠
C000019680_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,223
C000019680_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,376
C000019680_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,413
C000019680_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,457
C000019680_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,215
C000019680_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,153
C000019680_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,579
C000019680_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,602
C000019680_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,218
C000019680_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,130
C000019680_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE® BofA® US High Yield Constrained Index
C000019680_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019680_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,124
C000019680_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,401
C000019680_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,192
C000019680_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,557
C000019680_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000019680_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,831
C000019680_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,365
C000019680_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,841
C000019680_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,110
C000019680_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,918
C000205040_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000205040_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,000
C000205040_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,285
C000205040_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,077
C000205040_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,496
C000205040_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,200
C000205040_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,420
C000205040_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,260
C000205040_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,366
C000205040_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Real Estate Income Composite Index℠
C000205040_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,092
C000205040_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,135
C000205040_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,844
C000205040_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,811
C000205040_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,253
C000205040_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,248
C000205040_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,847
C000205040_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,733
C000205040_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000205040_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205040_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,531
C000205040_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,846
C000205040_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,012
C000205040_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,083
C000205040_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,544
C000205040_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,818
C000205040_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,915
C000205040_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,612
C000087890_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000087890_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000087890_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,105
C000087890_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,317
C000087890_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,362
C000087890_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,579
C000087890_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,395
C000087890_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,746
C000087890_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,396
C000087890_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,581
C000087890_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,373
C000087890_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,439
C000087890_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Real Estate Income Composite Index℠
C000087890_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087890_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,223
C000087890_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,376
C000087890_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,413
C000087890_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,457
C000087890_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,215
C000087890_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,153
C000087890_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,579
C000087890_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,602
C000087890_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,218
C000087890_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,130
C000087890_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE® BofA® US High Yield Constrained Index
C000087890_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087890_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,124
C000087890_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,401
C000087890_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,192
C000087890_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,557
C000087890_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000087890_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,831
C000087890_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,365
C000087890_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,841
C000087890_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,110
C000087890_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,918
C000087891_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000087891_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,566
C000087891_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,820
C000087891_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,949
C000087891_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,158
C000087891_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,174
C000087891_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,526
C000087891_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,185
C000087891_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,486
C000087891_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,379
C000087891_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,544
C000087891_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Real Estate Income Composite Index℠
C000087891_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,223
C000087891_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,376
C000087891_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,413
C000087891_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,457
C000087891_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,215
C000087891_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,153
C000087891_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,579
C000087891_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,602
C000087891_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,218
C000087891_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,130
C000087891_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE® BofA® US High Yield Constrained Index
C000087891_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087891_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,124
C000087891_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,401
C000087891_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,192
C000087891_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,557
C000087891_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000087891_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,831
C000087891_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,365
C000087891_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,841
C000087891_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,110
C000087891_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,918
C000087889_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000087889_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,454
C000087889_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,591
C000087889_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,581
C000087889_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,713
C000087889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,459
C000087889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,714
C000087889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,274
C000087889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,345
C000087889_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,124
C000087889_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,160
C000087889_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Real Estate Income Composite Index℠
C000087889_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,223
C000087889_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,376
C000087889_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,413
C000087889_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,457
C000087889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,215
C000087889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,153
C000087889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,579
C000087889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,602
C000087889_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,218
C000087889_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,130
C000087889_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE® BofA® US High Yield Constrained Index
C000087889_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087889_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,124
C000087889_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,401
C000087889_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,192
C000087889_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,557
C000087889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000087889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,831
C000087889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,365
C000087889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,841
C000087889_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,110
C000087889_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,918
C000087887_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000087887_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,600
C000087887_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,115
C000087887_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,330
C000087887_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,379
C000087887_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,597
C000087887_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,420
C000087887_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,771
C000087887_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,424
C000087887_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,614
C000087887_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,409
C000087887_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,467
C000087887_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Real Estate Income Composite Index℠
C000087887_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087887_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,223
C000087887_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,376
C000087887_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,413
C000087887_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,457
C000087887_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,215
C000087887_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,153
C000087887_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,579
C000087887_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,602
C000087887_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,218
C000087887_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,130
C000087887_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							ICE® BofA® US High Yield Constrained Index
C000087887_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000087887_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,124
C000087887_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,401
C000087887_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,192
C000087887_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,557
C000087887_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000087887_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,831
C000087887_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,365
C000087887_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,841
C000087887_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,110
C000087887_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,918
C000019679_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® OTC Portfolio
C000019679_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019679_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,797
C000019679_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,912
C000019679_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,934
C000019679_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,995
C000019679_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,630
C000019679_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,007
C000019679_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,633
C000019679_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,273
C000019679_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,807
C000019679_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	65,927
C000019679_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Nasdaq Composite Index®
C000019679_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019679_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,441
C000019679_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,194
C000019679_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,371
C000019679_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,738
C000019679_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,896
C000019679_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,426
C000019679_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,701
C000019679_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	36,718
C000019679_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	44,375
C000019679_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	53,631
C000019679_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000019679_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019679_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000019679_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000019679_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000019679_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000019679_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000019679_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000019679_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000019679_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000019679_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000019679_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000064268_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064268_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064268_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,812
C000064268_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,948
C000064268_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,985
C000064268_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,090
C000064268_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,799
C000064268_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,171
C000064268_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,851
C000064268_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,566
C000064268_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,202
C000064268_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	66,532
C000064268_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Nasdaq Composite Index®
C000064268_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064268_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,441
C000064268_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,194
C000064268_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,371
C000064268_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,738
C000064268_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,896
C000064268_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,426
C000064268_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,701
C000064268_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	36,718
C000064268_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	44,375
C000064268_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	53,631
C000064268_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000064268_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064268_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000064268_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000064268_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000064268_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000064268_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000064268_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000064268_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000064268_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000064268_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000064268_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000212501_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® OTC K6 Portfolio
C000212501_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212501_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,500
C000212501_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,337
C000212501_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,517
C000212501_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,358
C000212501_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,962
C000212501_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,381
C000212501_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,426
C000212501_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Composite Index®
C000212501_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212501_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,439
C000212501_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,861
C000212501_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,063
C000212501_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,213
C000212501_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,939
C000212501_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,413
C000212501_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,296
C000212501_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212501_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212501_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,325
C000212501_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,560
C000212501_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,773
C000212501_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,041
C000212501_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,998
C000212501_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,763
C000212501_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,154
C000019698_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Leveraged Company Stock Fund
C000019698_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,745
C000019698_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,026
C000019698_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,278
C000019698_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,709
C000019698_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,500
C000019698_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,167
C000019698_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,469
C000019698_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,158
C000019698_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,835
C000019698_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,810
C000019698_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity U.S. Leveraged Stock Linked Index℠
C000019698_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,795
C000019698_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,664
C000019698_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,893
C000019698_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,675
C000019698_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,669
C000019698_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,763
C000019698_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,122
C000019698_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,138
C000019698_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,718
C000019698_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,139
C000019698_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap® Index
C000019698_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019698_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,304
C000019698_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,825
C000019698_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,685
C000019698_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,964
C000019698_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,910
C000019698_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,954
C000019698_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,524
C000019698_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,197
C000019698_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,874
C000019698_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,520
C000064272_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064272_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,760
C000064272_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,055
C000064272_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,321
C000064272_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,770
C000064272_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,620
C000064272_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,291
C000064272_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,628
C000064272_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,375
C000064272_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,137
C000064272_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,193
C000064272_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity U.S. Leveraged Stock Linked Index℠
C000064272_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,795
C000064272_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,664
C000064272_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,893
C000064272_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,675
C000064272_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,669
C000064272_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,763
C000064272_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,122
C000064272_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,138
C000064272_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,718
C000064272_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,139
C000064272_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap® Index
C000064272_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064272_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,304
C000064272_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,825
C000064272_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,685
C000064272_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,964
C000064272_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,910
C000064272_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,954
C000064272_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,524
C000064272_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,197
C000064272_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,874
C000064272_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,520
C000019696_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Growth & Income Portfolio
C000019696_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019696_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,748
C000019696_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,353
C000019696_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,655
C000019696_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,829
C000019696_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,500
C000019696_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,551
C000019696_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,438
C000019696_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,019
C000019696_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,978
C000019696_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,289
C000019696_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000019696_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019696_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000019696_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000019696_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000019696_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000019696_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000019696_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000019696_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000019696_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000019696_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000019696_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000064271_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064271_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064271_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,760
C000064271_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,381
C000064271_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,695
C000064271_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,885
C000064271_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,599
C000064271_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,664
C000064271_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,593
C000064271_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,230
C000064271_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,256
C000064271_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	38,652
C000064271_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000064271_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064271_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000064271_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000064271_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000064271_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000064271_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000064271_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000064271_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000064271_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000064271_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000064271_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000019695_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Dividend Growth Fund
C000019695_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019695_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,306
C000019695_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,843
C000019695_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,534
C000019695_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,689
C000019695_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,072
C000019695_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,560
C000019695_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,208
C000019695_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,521
C000019695_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,842
C000019695_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,965
C000019695_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar® US Dividend Growth Index℠
C000019695_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019695_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,556
C000019695_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,442
C000019695_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,821
C000019695_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,418
C000019695_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,809
C000019695_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000019695_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,480
C000019695_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,111
C000019695_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,650
C000019695_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,349
C000019695_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000019695_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019695_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000019695_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000019695_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000019695_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000019695_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000019695_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000019695_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000019695_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000019695_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000019695_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000064270_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064270_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064270_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,316
C000064270_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,867
C000064270_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,574
C000064270_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,744
C000064270_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,164
C000064270_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,664
C000064270_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,345
C000064270_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,722
C000064270_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,093
C000064270_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,315
C000064270_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar® US Dividend Growth Index℠
C000064270_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064270_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,556
C000064270_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,442
C000064270_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,821
C000064270_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,418
C000064270_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,809
C000064270_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000064270_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,480
C000064270_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,111
C000064270_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,650
C000064270_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,349
C000064270_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000064270_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064270_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000064270_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000064270_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000064270_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000064270_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000064270_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000064270_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000064270_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000064270_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000064270_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000019694_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Blue Chip Value Fund
C000019694_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019694_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,768
C000019694_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,568
C000019694_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,692
C000019694_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,165
C000019694_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,336
C000019694_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,993
C000019694_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,370
C000019694_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,336
C000019694_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,702
C000019694_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,419
C000019694_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Value Index
C000019694_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019694_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,376
C000019694_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,462
C000019694_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,109
C000019694_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,321
C000019694_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,166
C000019694_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,921
C000019694_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,323
C000019694_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,034
C000019694_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,884
C000019694_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,022
C000019694_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Index
C000019694_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019694_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,595
C000019694_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,472
C000019694_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,550
C000019694_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,301
C000019694_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,490
C000019694_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,945
C000019694_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,657
C000019694_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,743
C000019694_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,497
C000019694_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,841
C000182860_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Blue Chip Growth K6 Fund
C000182860_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182860_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,320
C000182860_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,807
C000182860_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,764
C000182860_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,483
C000182860_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,499
C000182860_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,052
C000182860_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,686
C000182860_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,865
C000182860_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	44,968
C000182860_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
C000182860_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182860_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,255
C000182860_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,597
C000182860_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,961
C000182860_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,126
C000182860_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,774
C000182860_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,819
C000182860_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,596
C000182860_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,490
C000182860_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,206
C000182860_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000182860_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182860_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,258
C000182860_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,918
C000182860_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,872
C000182860_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,421
C000182860_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,896
C000182860_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,529
C000182860_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,928
C000182860_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,429
C000182860_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,634
C000019693_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Blue Chip Growth Fund
C000019693_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019693_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,448
C000019693_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,586
C000019693_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,003
C000019693_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,712
C000019693_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	34,549
C000019693_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,654
C000019693_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,167
C000019693_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,360
C000019693_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	53,673
C000019693_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	65,700
C000019693_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Growth Index
C000019693_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019693_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,805
C000019693_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,502
C000019693_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,071
C000019693_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,867
C000019693_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,520
C000019693_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,118
C000019693_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,466
C000019693_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	37,403
C000019693_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,285
C000019693_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	50,001
C000019693_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Index
C000019693_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019693_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,595
C000019693_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,472
C000019693_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,550
C000019693_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,301
C000019693_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,490
C000019693_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,945
C000019693_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,657
C000019693_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,743
C000019693_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,497
C000019693_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,841
C000064269_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064269_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064269_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,463
C000064269_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,619
C000064269_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,056
C000064269_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,805
C000064269_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	34,714
C000064269_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,805
C000064269_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,386
C000064269_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,685
C000064269_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	54,113
C000064269_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	66,280
C000064269_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Growth Index
C000064269_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064269_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,805
C000064269_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,502
C000064269_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,071
C000064269_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,867
C000064269_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,520
C000064269_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,118
C000064269_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,466
C000064269_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	37,403
C000064269_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,285
C000064269_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	50,001
C000064269_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Index
C000064269_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064269_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,595
C000064269_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,472
C000064269_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,550
C000064269_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,301
C000064269_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,490
C000064269_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,945
C000064269_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,657
C000064269_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,743
C000064269_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,497
C000064269_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,841
C000254546_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000254546_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254546_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,778
C000254546_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,700
C000254546_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Leveraged Stock Linked Index℠
C000254546_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254546_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254546_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,528
C000254546_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
C000254546_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254546_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254546_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,479
C000254547_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000254547_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254547_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000254547_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,944
C000254547_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Leveraged Stock Linked Index℠
C000254547_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254547_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254547_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,528
C000254547_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
C000254547_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254547_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254547_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,479
C000254548_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000254548_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,367
C000254548_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,295
C000254548_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Leveraged Stock Linked Index℠
C000254548_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254548_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,528
C000254548_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
C000254548_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254548_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254548_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,479
C000254545_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000254545_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,456
C000254545_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,534
C000254545_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Leveraged Stock Linked Index℠
C000254545_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254545_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,528
C000254545_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
C000254545_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254545_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254545_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,479
C000254544_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000254544_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,467
C000254544_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,562
C000254544_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Leveraged Stock Linked Index℠
C000254544_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,011
C000254544_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,528
C000254544_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
C000254544_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254544_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,515
C000254544_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,479
C000254558_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000254558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,100
C000254558_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,547
C000254558_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000254558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254558_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,697
C000254558_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000254558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254558_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,281
C000254555_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000254555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000254555_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,808
C000254555_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000254555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254555_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,697
C000254555_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000254555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254555_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,281
C000254554_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000254554_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254554_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000254554_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,179
C000254554_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000254554_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254554_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254554_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,697
C000254554_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000254554_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254554_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254554_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,281
C000254556_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000254556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,801
C000254556_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,439
C000254556_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000254556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254556_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,697
C000254556_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000254556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254556_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,281
C000254557_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000254557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,812
C000254557_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,468
C000254557_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000254557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,753
C000254557_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,697
C000254557_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000254557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,166
C000254557_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,281
C000254551_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000254551_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254551_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,000
C000254551_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,820
C000254551_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index®
C000254551_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254551_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254551_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,114
C000254551_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000254551_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254551_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254551_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,318
C000254552_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000254552_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254552_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,240
C000254552_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,106
C000254552_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index®
C000254552_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254552_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254552_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,114
C000254552_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000254552_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254552_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254552_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,318
C000254550_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000254550_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254550_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,602
C000254550_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,512
C000254550_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index®
C000254550_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254550_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254550_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,114
C000254550_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000254550_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254550_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254550_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,318
C000254553_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000254553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,694
C000254553_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,792
C000254553_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index®
C000254553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254553_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,114
C000254553_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000254553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254553_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,318
C000254549_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000254549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000254549_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,829
C000254549_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index®
C000254549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,678
C000254549_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,114
C000254549_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000254549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,139
C000254549_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,318
C000256791_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000256791_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,425
C000256791_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,536
C000256791_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000256791_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256791_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,243
C000256788_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000256788_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,650
C000256788_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,778
C000256788_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000256788_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256788_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,243
C000256787_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000256787_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256787_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,148
C000256787_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000256787_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256787_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,243
C000256789_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000256789_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256789_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,190
C000256789_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000256789_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256789_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,243
C000256790_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000256790_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256790_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,192
C000256790_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000256790_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000256790_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,243
C000257439_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000257439_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257439_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,033
C000257439_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® US Dividend Growth Index℠
C000257439_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257439_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,432
C000257439_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000257439_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257439_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,150
C000257440_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000257440_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,425
C000257440_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,241
C000257440_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® US Dividend Growth Index℠
C000257440_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257440_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,432
C000257440_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000257440_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257440_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,150
C000257436_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000257436_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,650
C000257436_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,498
C000257436_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® US Dividend Growth Index℠
C000257436_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257436_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,432
C000257436_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000257436_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257436_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,150
C000257437_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000257437_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257437_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,788
C000257437_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® US Dividend Growth Index℠
C000257437_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257437_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,432
C000257437_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000257437_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257437_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,150
C000257438_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000257438_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257438_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,017
C000257438_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® US Dividend Growth Index℠
C000257438_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257438_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,432
C000257438_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000257438_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257438_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,150
C000257435_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000257435_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,425
C000257435_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,181
C000257435_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
C000257435_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257435_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,571
C000257435_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000257435_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257435_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,410
C000257431_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000257431_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,650
C000257431_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,443
C000257431_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
C000257431_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257431_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,571
C000257431_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000257431_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257431_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,410
C000257432_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000257432_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257432_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,740
C000257432_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
C000257432_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257432_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,571
C000257432_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000257432_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257432_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,410
C000257433_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000257433_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257433_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,958
C000257433_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
C000257433_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257433_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,571
C000257433_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000257433_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257433_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,410
C000257434_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000257434_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257434_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,968
C000257434_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
C000257434_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257434_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,571
C000257434_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000257434_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257434_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,410